Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	Jan. 19, 2022
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	5/31/24	5/31/23	5/31/22	1/19/22
Connors Hedged Equity Fund Institutional Class [Member]
Account Value [Line Items]
Account Value	$ 29,795	$ 24,577	$ 24,000	$ 25,000
S And P 500 Index [Member]
Account Value [Line Items]
Account Value	30,239	23,590	22,290	25,000
C B O E S And P 500 Buy Write Index [Member]
Account Value [Line Items]
Account Value	$ 26,732	$ 24,466	$ 23,592	$ 25,000